Income Taxes (Schedule Of Differences Between The Income Tax Expense (Benefit) Computed At The Statutory Federal income Tax Rate And As Presented On The Consolidated Statements Of Operations) (Details) - USD ($)
$ in Thousands
	3 Months Ended							12 Months Ended
	Dec. 31, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Taxes [Abstract]
Tax expense at federal statutory rate of 35%								$ (3,666)	$ (7,207)	$ (4,380)
State income tax expense, net of federal benefit								(282)	(546)	(329)
Other								(61)	(5)	4
Income tax expense (benefit), Total	$ (10)	$ (2,060)	$ (1,939)	$ (2,450)	$ (1,988)	$ (1,688)	$ (1,632)	$ (4,009)	$ (7,758)	$ (4,705)
Effective tax rate								35.00%	35.00%	35.00%